UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   July 31

Date of Reporting Period:  October 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA GROWTH FUND - 1ST QUARTER REPORT -
PERIOD ENDED October 31, 2005

[LOGO OF USAA]
   USAA(R)

                                  USAA GROWTH Fund

                                                   [GRAPHIC OF USAA GROWTH FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    OCTOBER 31, 2005

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA GROWTH FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              COMMON STOCKS (97.3%)

              AEROSPACE & DEFENSE (1.2%)
    60,297    General Dynamics Corp.                                                           $  7,012
    61,193    Lockheed Martin Corp.                                                               3,706
                                                                                               --------
                                                                                                 10,718
                                                                                               --------
              AIR FREIGHT & LOGISTICS (1.0%)
   102,679    FedEx Corp.                                                                         9,439
                                                                                               --------
              APPAREL & ACCESSORIES & LUXURY GOODS (1.7%)
   480,650    Coach, Inc.*                                                                       15,467
                                                                                               --------
              APPAREL RETAIL (2.1%)
   228,600    Chico's FAS, Inc.*                                                                  9,039
   352,125    Urban Outfitters, Inc.*                                                             9,976
                                                                                               --------
                                                                                                 19,015
                                                                                               --------
              ASSET MANAGEMENT & CUSTODY BANKS (4.7%)
   225,800    Franklin Resources, Inc.                                                           19,954
   164,275    Legg Mason, Inc.                                                                   17,628
    91,650    T. Rowe Price Group, Inc.                                                           6,005
                                                                                               --------
                                                                                                 43,587
                                                                                               --------
              BIOTECHNOLOGY (8.4%)
   301,479    Amgen, Inc.*                                                                       22,840
    49,096    Amylin Pharmaceuticals, Inc.*                                                       1,650
   482,126    Genentech, Inc.*                                                                   43,681
    44,488    Genzyme Corp.*                                                                      3,216
   119,400    Gilead Sciences, Inc.*                                                              5,642
                                                                                               --------
                                                                                                 77,029
                                                                                               --------
              CASINOS & GAMING (0.9%)
   161,138    MGM Mirage*                                                                         6,022
    42,898    Wynn Resorts Ltd.*(a)                                                               2,002
                                                                                               --------
                                                                                                  8,024
                                                                                               --------
              COMMUNICATIONS EQUIPMENT (6.0%)
   630,100    Corning, Inc.*                                                                     12,659
   887,906    Motorola, Inc.                                                                     19,676
   567,287    QUALCOMM, Inc.                                                                     22,555
                                                                                               --------
                                                                                                 54,890
                                                                                               --------
              COMPUTER HARDWARE (4.2%)
   495,313    Apple Computer, Inc.*                                                              28,525
   367,550    Hewlett-Packard Co.                                                                10,306
                                                                                               --------
                                                                                                 38,831
                                                                                               --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.1%)
   195,378    Caterpillar, Inc.                                                                  10,275
                                                                                               --------
              CONSUMER ELECTRONICS (0.0%)(g)
     3,557    Harman International Industries, Inc.                                                 355
                                                                                               --------
              CONSUMER FINANCE (2.4%)
   230,375    American Express Co.                                                               11,466
   193,635    SLM Corp.                                                                          10,752
                                                                                               --------
                                                                                                 22,218
                                                                                               --------

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                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
   243,250    Paychex, Inc.                                                                    $  9,428
                                                                                               --------
              DIVERSIFIED CAPITAL MARKETS (0.9%)
   100,045    UBS AG (Switzerland)                                                                8,571
                                                                                               --------
              DRUG RETAIL (0.7%)
   114,278    CVS Corp.                                                                           2,789
    71,485    Walgreen Co.                                                                        3,248
                                                                                               --------
                                                                                                  6,037
                                                                                               --------
              FOOD RETAIL (1.2%)
    78,800    Whole Foods Market, Inc.                                                           11,358
                                                                                               --------
              GENERAL MERCHANDISE STORES (1.8%)
   290,207    Target Corp.                                                                       16,162
                                                                                               --------
              HEALTH CARE EQUIPMENT (4.9%)
   439,466    Medtronic, Inc.                                                                    24,900
   269,375    St. Jude Medical, Inc.*                                                            12,949
   114,161    Zimmer Holdings, Inc.*                                                              7,280
                                                                                               --------
                                                                                                 45,129
                                                                                               --------
              HEALTH CARE SERVICES (2.6%)
   366,350    Caremark Rx, Inc.*                                                                 19,197
   108,958    Quest Diagnostics, Inc.(a)                                                          5,089
                                                                                               --------
                                                                                                 24,286
                                                                                               --------
              HOME IMPROVEMENT RETAIL (3.4%)
    94,455    Home Depot, Inc.                                                                    3,876
   447,111    Lowe's Companies, Inc.                                                             27,171
                                                                                               --------
                                                                                                 31,047
                                                                                               --------
              HOMEBUILDING (1.5%)
    52,806    KB Home                                                                             3,451
    95,405    Lennar Corp. "A"                                                                    5,303
    46,815    M.D.C. Holdings, Inc.                                                               3,211
    46,810    Toll Brothers, Inc.*                                                                1,728
                                                                                               --------
                                                                                                 13,693
                                                                                               --------
              HOTELS, RESORTS, & CRUISE LINES (0.3%)
    59,065    Four Seasons Hotels, Inc. (Canada)                                                  3,168
                                                                                               --------
              HOUSEHOLD PRODUCTS (3.5%)
   581,303    Procter & Gamble Co.                                                               32,547
                                                                                               --------
              INDUSTRIAL CONGLOMERATES (2.4%)
   651,410    General Electric Co.                                                               22,089
                                                                                               --------
              INTERNET RETAIL (1.1%)
   257,750    eBay, Inc.*                                                                        10,207
                                                                                               --------

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                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              INTERNET SOFTWARE & SERVICES (5.9%)
   108,000    Google, Inc. "A"*                                                                $ 40,191
   379,750    Yahoo!, Inc.*                                                                      14,040
                                                                                               --------
                                                                                                 54,231
                                                                                               --------
              INVESTMENT BANKING & BROKERAGE (4.5%)
   366,025    Ameritrade Holding Corp.*(a)                                                        7,697
    70,900    Bear Stearns Companies, Inc.                                                        7,501
    97,150    Goldman Sachs Group, Inc.                                                          12,277
   113,976    Lehman Brothers Holdings, Inc.                                                     13,640
                                                                                               --------
                                                                                                 41,115
                                                                                               --------
              IT CONSULTING & OTHER SERVICES (0.8%)
   166,850    Cognizant Technology Solutions Corp. "A"*                                           7,338
                                                                                               --------
              LIFE & HEALTH INSURANCE (0.7%)
    87,350    Prudential Financial, Inc.                                                          6,358
                                                                                               --------
              MANAGED HEALTH CARE (8.8%)
   161,500    Aetna, Inc.                                                                        14,303
    83,600    CIGNA Corp.                                                                         9,687
   785,565    UnitedHealth Group, Inc.                                                           45,476
   154,825    WellPoint, Inc.*                                                                   11,562
                                                                                               --------
                                                                                                 81,028
                                                                                               --------
              OIL & GAS EQUIPMENT & SERVICES (0.5%)
    71,421    Halliburton Co.                                                                     4,221
                                                                                               --------
              OIL & GAS EXPLORATION & PRODUCTION (2.5%)
   269,200    Chesapeake Energy Corp.                                                             8,641
   115,850    Southwestern Energy Co.*                                                            8,404
   143,141    XTO Energy, Inc.                                                                    6,221
                                                                                               --------
                                                                                                 23,266
                                                                                               --------
              PHARMACEUTICALS (0.5%)
    79,877    Johnson & Johnson                                                                   5,002
                                                                                               --------
              PROPERTY & CASUALTY INSURANCE (0.4%)
    32,355    Progressive Corp.                                                                   3,747
                                                                                               --------
              PUBLISHING (1.1%)
   122,450    Getty Images, Inc.*(a)                                                             10,165
                                                                                               --------
              RAILROADS (0.8%)
    80,123    Burlington Northern Santa Fe Corp.                                                  4,972
    38,490    Union Pacific Corp.                                                                 2,663
                                                                                               --------
                                                                                                  7,635
                                                                                               --------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (0.9%)
   121,725    CB Richard Ellis Group, Inc. "A"*                                                   5,946
    41,775    St. Joe Co.                                                                         2,755
                                                                                               --------
                                                                                                  8,701
                                                                                               --------
              REGIONAL BANKS (0.1%)
    71,722    UCBH Holdings, Inc.                                                                 1,248
                                                                                               --------

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                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              RESTAURANTS (2.8%)
   651,888    Starbucks Corp.*                                                                 $ 18,435
   147,134    Yum! Brands, Inc.                                                                   7,485
                                                                                               --------
                                                                                                 25,920
                                                                                               --------
              SEMICONDUCTORS (0.6%)
   239,800    Intel Corp.                                                                         5,635
                                                                                               --------
              SOFT DRINKS (1.7%)
   270,178    PepsiCo, Inc.                                                                      15,962
                                                                                               --------
              SPECIALIZED FINANCE (3.9%)
    53,507    Chicago Mercantile Exchange Holdings, Inc.                                         19,538
   315,600    Moody's Corp.                                                                      16,809
                                                                                               --------
                                                                                                 36,347
                                                                                               --------
              SYSTEMS SOFTWARE (0.8%)
   228,375    Adobe Systems, Inc.                                                                 7,365
                                                                                               --------
              THRIFTS & MORTGAGE FINANCE (1.0%)
   276,347    Countrywide Financial Corp.                                                         8,780
                                                                                               --------
              Total common stocks (cost: $740,082)                                              897,634
                                                                                               --------
              MONEY MARKET INSTRUMENTS (2.3%)

              MONEY MARKET FUNDS
21,333,009    SSgA Prime Money Market Fund, 3.68%(b) (cost: $21,333)                             21,333
                                                                                               --------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
              FROM SECURITIES LOANED (2.2%)(f)

              MONEY MARKET FUNDS (0.1%)
   822,871    AIM Short-Term Investment Co. Liquid Assets Portfolio, 3.81%(b)                       823
     1,656    Merrill Lynch Premier Institutional Fund, 3.72%(b)                                      2
                                                                                               --------
                                                                                                    825
                                                                                               --------
 PRINCIPAL
    AMOUNT
     (000)
----------
              REPURCHASE AGREEMENTS (2.1%)(c)
   $10,000    Credit Suisse First Boston, LLC, 4.02%, acquired on 10/31/2005 and due 11/01/2005 at $10,000 (collateralized by $10,310 of Freddie Mac
                Discount Notes(d), 4.09%(e), due 1/31/2006; market value $10,203)                10,000
     9,000    Deutsche Bank Securities, Inc., 3.99%, acquired on 10/31/2005 and due 11/01/2005 at $9,000 (collateralized by $7,345 of Federal Home
                Loan Bank Bonds(d), 4.25%, due 9/12/2008; and $1,918 of Fannie Mae
                Notes(d), 6.25%, due 10/27/2025; combined market value $9,181)                    9,000
                                                                                               --------
                                                                                                 19,000
                                                                                               --------
              Total short-term investments purchased with cash collateral from securities
                loaned (cost: $19,825)                                                           19,825
                                                                                               --------

              TOTAL INVESTMENTS (COST: $781,240)                                               $938,792
                                                                                               ========

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           to Portfolio of INVESTMENTS

USAA GROWTH FUND
OCTOBER 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

            1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

            2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

            3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

            4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

            5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

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           to Portfolio of INVESTMENTS
           (continued)

USAA GROWTH FUND
OCTOBER 31, 2005 (UNAUDITED)

            6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

               Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of October 31, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2005, were $161,970,000 and $4,418,000, respectively, resulting in net unrealized appreciation of $157,552,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $922,130,000 at October 31, 2005, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of October 31, 2005. The aggregate fair market value of these securities as of October 31, 2005, was approximately $19,472,000.

         (b) Rate represents the money market fund annualized seven-day yield at October 31, 2005.

         (c) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

         (d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (e) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (f) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA GROWTH FUND
OCTOBER 31, 2005 (UNAUDITED)

             least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

         (g) Represents less than 0.1% of net assets.

         * Non-income-producing security for the 12 months preceding October 31, 2005.

8

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

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                USAA          ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48450-1205                                   (C)2005, USAA. All rights reserved.

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    DECEMBER 14, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    DECEMBER 16, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    DECEMBER 14, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.